Statements Of Financial Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Investments in U.S. Treasury notes - at fair value (amortized cost $81,041,000 and $146,977,164)	$ 81,045,824	$ 147,055,005
Net unrealized appreciation on open futures and forward currency contracts	12,894,380	37,402,229
Due from brokers	6,913,738	14,425,007
Cash denominated in foreign currencies (cost $1,754,566 and $8,260,299)	1,719,017	8,404,398
Total equity in trading accounts	102,572,959	207,286,639
INVESTMENTS IN U.S. TREASURY NOTES - at fair value (amortized cost $634,052,301 and $654,167,743)	634,082,662	654,498,603
CASH AND CASH EQUIVALENTS	42,348,737	47,954,734
ACCRUED INTEREST RECEIVABLE	3,339,577	1,421,896
TOTAL	782,343,935	911,161,872
LIABILITIES:
Subscriptions by Unitholders received in advance	3,164,450	6,440,530
Net unrealized depreciation on open futures and forward currency contracts	917,275
Due to Managing Owner	137,996	1,276
Accrued brokerage fees	4,005,466	4,843,008
Accrued management fees	57,276	24,278
Redemptions payable to Unitholders	17,618,625	5,953,490
Redemption payable to Managing Owner	1,259	262,829
Accrued expenses	180,897	239,340
Cash denominated in foreign currencies (cost -$2,107,152 and -$469,938)	2,122,063	471,510
Due to brokers	951,234
Total liabilities	29,156,541	18,236,261
TRUST CAPITAL:
Total trust capital	753,187,394	892,925,611
TOTAL	782,343,935	911,161,872
Managing Owner Interest [Member]
TRUST CAPITAL:
Total trust capital	9,644,943	10,922,729
Series 1 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	709,737,394	867,646,692
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,175.07	$ 1,314.17
Series 2 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	240,698	101,957
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,261.94	$ 1,350.56
Series 3 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	32,771,232	14,178,784
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,267.10	$ 1,352.80
Series 4 Unitholders [Member]
TRUST CAPITAL:
Total trust capital	$ 793,127	$ 75,449
NET ASSET VALUE PER UNIT OUTSTANDING:
NET ASSET VALUE PER UNIT OUTSTANDING	$ 1,307.09	$ 1,366.01